Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of loss per share and weighted-average

	2021	2020	2019

Net loss from continuing operations	$(55,627,135)	$(1,139,072)	$(306,153)
Less: discount accretion on series A preferred stock	(373,560)	(13,321)	—
Less: dividends accrued on series A preferred stock	(91,192)	(3,507)	—
Less: dividends accrued on series B preferred stock	(315,632)	—	—
Net loss from continuing operations available to ordinary shareholders	(56,407,519)	(1,155,900)	(306,153)

Net loss from discontinued operations, net of tax, available to ordinary shareholders	(17,000)	—	—

Net loss available to ordinary shareholders	$(56,424,519)	$(1,155,900)	$(306,153)

Basic and diluted weighted-average shares outstanding	14,300,311	10,745,683	8,795,227

Basic and diluted:
Net loss from continuing operations per share	$(3.94)	$(0.11)	$(0.03)
Net loss from discontinued operations per share	—	—	—
Net loss per share	(3.94)	(0.11)	(0.03)

Schedule of computation of diluted shares outstanding

	2021	2020	2019

Stock options	1,783,567	480,660	—
Series A preferred stock	—	1,230,945	—
Series A-1 preferred stock	54,737	—	—
Series B preferred stock	124,810	—	—
Earnout	587,747	—	—
MTS warrants	83,334	—	—
Prefunded warrants	1,253,592	—	—
Regular warrants	2,666,667	—	—
Stock subscriptions	—	3,515	87,141
Convertible debt	—	—	1,256,726
Total	6,554,454	1,715,120	1,343,867